Other Income, Net (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Entity Information [Line Items]
Equity component of allowance for funds used during construction (“AFUDC”)	CAD 19	CAD 6	CAD 36	CAD 13
Interest income	3	2	7	4
Other	2	0	11	5
Other income, net	24	9	55	25
Belize Electricity
Entity Information [Line Items]
Equity income - Belize Electricity	CAD 0	CAD 1	CAD 1	CAD 3